Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents by Currency Denomination, Jurisdiction and Geographical Location

The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2014 and 2015:

	US$ in thousands					RMB in thousands					US$ in thousands
	USA	Hong Kong	China Non VIE	China VIE	Total	USA	Hong Kong	China Non VIE	China VIE	Total	Total translated to USD
December 31, 2014…..	3	43,066	108	2	43,179	434	7	317,156	99,706	417,303	111,376
December 31, 2015…..	3,944	289,522	29,459	3,511	326,436	247,043	6	324,952	449,928	1,021,929	483,305

Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	30-50 years
Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets
Software	3-5 years

Schedule of Intangible Assets Estimated Useful Lives

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationships	2 - 3 years
Domain names and trademarks	9 - 10 years
Technology	4 - 5 years